Impairment of Non-Financial Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Reversal of impairment/(impairment and write down) of non-financial assets [Abstract]
Reversal of impairment/(impairment and write down) of non-financial assets	[1],[2]	$ 156,013	$ (175,612)	[3]	$ (11,189)	[3]
Capital Works in Progress [Member]
Reversal of impairment/(impairment and write down) of non-financial assets [Abstract]
Reversal of impairment/(impairment and write down) of non-financial assets		3,621	(8,669)		(3,272)
Exploration and Evaluation [Member]
Reversal of impairment/(impairment and write down) of non-financial assets [Abstract]
Reversal of impairment/(impairment and write down) of non-financial assets		0	0		(7,917)
Land and Buildings [Member]
Reversal of impairment/(impairment and write down) of non-financial assets [Abstract]
Reversal of impairment/(impairment and write down) of non-financial assets		16,842	(16,367)		0
Mine Properties [Member]
Reversal of impairment/(impairment and write down) of non-financial assets [Abstract]
Reversal of impairment/(impairment and write down) of non-financial assets		36,885	(43,895)		0
Plant and Equipment [Member]
Reversal of impairment/(impairment and write down) of non-financial assets [Abstract]
Reversal of impairment/(impairment and write down) of non-financial assets		98,665	$ (106,681)		$ 0
Right-of-Use Assets [member]
Reversal of impairment/(impairment and write down) of non-financial assets [Abstract]
Impairment of non-financial assets		$ 400

[1]	The impairment reversal of $156.0 million for the year ended 30 June 2026 relates to North American Lithium and includes an allocation of $0.4 million to right-of-use assets.
[2]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026: profit of $156.0 million; 2025: $175.6 million; 2024: $3.8 million), ‘All other operations’ (2026 and 2025: Nil; 2024: $4.1 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $3.3 million). Refer to Note 14 for further details.
[3]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.